NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable		$ 1,359,865	$ 1,134,262
Accruing interest		8.00%
Ylimit [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable	$ 1,082,761
Amount converted	$ 102,603
Maturity date	Sep. 30, 2024
Former Stage [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable	$ 277,104